PGIM AAA CLO Aggregate Duration ETF Investment Strategy - PGIM AAA CLO Aggregate Duration ETF	May 20, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in U.S. dollar-denominated collateralized loan obligations (“CLOs”) that are, at the time of purchase, rated AAA (or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the subadviser to be of comparable quality, or in securities or other instruments that provide similar investment or risk exposure to AAA rated CLOs. For purposes of compliance with the 80% policy, the Fund may invest in other registered funds (including exchange-traded funds (“ETFs”)) or collective investment vehicles that invest principally in CLOs rated AAA (or equivalent) by at least one NRSRO (or, if unrated, determined to be of comparable quality). In addition, the Fund invests in a duration overlay, consisting of longer-duration fixed-income instruments, and may use derivatives, such as U.S. Treasury futures, interest rate swaps and options on interest rate instruments. The Fund intends to invest a portion of its investable assets in the PGIM AAA CLO ETF (the “AAA CLO ETF”). The AAA CLO ETF’s investment objective is the same as the Fund’s objective. Similar to the Fund, under normal conditions, the AAA CLO ETF invests at least 80% of its investable assets in U.S. dollar-denominated CLOs that are, at the time of purchase, rated AAA (or equivalent) by at least one NRSRO or, if unrated, determined by the AAA CLO ETF’s subadviser to be of comparable quality. Up to 20% of the Fund's investable assets may be invested in CLOs that are rated, at the time of purchase, below AAA but not less than A- (or equivalent) by at least one NRSRO (or, if unrated, determined by the subadviser to be of comparable quality). Duration Overlay. The CLOs in which the Fund invests directly, as well as the CLOs to which the Fund gains exposure through its investments in the AAA CLO ETF, typically have a very low duration (usually less than one year). As a result, the Fund’s use of longer-duration fixed-income instruments and derivatives is intended to cause its total portfolio duration to be materially longer than the duration of the CLOs held directly or indirectly in its portfolio. The Fund’s actual duration may vary at any time or from time to time depending on market conditions, interest rate assumptions, the characteristics of the collateral underlying the CLOs, and the performance or availability of derivatives used to manage duration. Duration measures the sensitivity of an investment’s price to changes in interest rates. Generally, investments with longer durations are more sensitive to interest rate changes than investments with shorter durations. The Fund will seek to maintain a weighted average portfolio duration within a year of the duration of the broad U.S. bond market, as measured by the subadviser. As of April 30, 2026, the weighted average duration of the broad U.S. bond market, as measured by the subadviser, was 5.76 years. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund is an actively managed ETF and therefore does not seek to replicate the performance of any specific index. A CLO is a type of asset backed security supported by interest and principal payments generated from a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinated corporate loans, including loans that may be rated below investment grade or equivalent unrated loans and to a lesser extent, high yield bonds rated below investment grade. The Fund will predominantly seek exposure to the senior tranches of CLOs which are the tranches in the CLO structure which ordinarily have the highest ratings, the lowest level of risk and the lowest yields. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The Fund will not directly invest more than 10% of its investable assets in any single CLO. The Fund may invest in floating- and fixed-rate CLOs, but will not invest more than 10% of its investable assets in fixed-rate CLOs. The Fund may purchase CLOs both in the primary and secondary markets. The Fund principally invests, either directly or through its investment in the AAA CLO ETF, in CLOs rated AAA by at least one NRSRO, such as S&P Global Ratings (“S&P”), Fitch Ratings, Inc. (“Fitch”) or Moody's Investors Service, Inc. (“Moody's”), or, if unrated, determined by the subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. The Fund may directly invest in the aggregate up to 20% of its investable assets in non-U.S. dollar denominated instruments. The Fund may invest in derivative instruments, such as futures, forwards, options, swaps, and options on swaps. The Fund invests in derivatives, primarily interest-rate swaps and U.S. Treasury futures, in seeking to maintain a weighted average portfolio duration within a year of the broad U.S. bond market, as measured by the subadviser. The Fund may also invest in derivatives that constitute CLO equivalents in order to seek its investment objective and invest in derivatives to try to enhance return or to try to reduce (“hedge”) investment risks. The Fund may seek to limit its risk or enhance returns through derivatives designed to adjust the Fund’s exposure to interest rates, foreign currency, and specific securities or baskets of securities. In selecting investments for the Fund, the Fund’s subadviser will evaluate overall investment opportunities and risks among the types of investments the Fund may hold. The Fund may also buy when-issued securities and participate in delayed-delivery transactions. Each of the Fund and the AAA CLO ETF engage in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund and the AAA CLO ETF expect to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means it may invest in a smaller number of issuers than a diversified fund.